Quarterly Holdings Report
for
Fidelity Advisor® Industrials Fund
October 31, 2023
AFCY-NPRT1-1223
1.809093.120
Common Stocks - 99.7%
	Shares	Value ($)
Aerospace & Defense - 15.0%
Aerospace & Defense - 15.0%
Howmet Aerospace, Inc.	319,158	14,074,868
Lockheed Martin Corp.	21,320	9,692,925
The Boeing Co. (a)	122,204	22,830,151
TransDigm Group, Inc. (a)	18,714	15,496,876
		62,094,820
Air Freight & Logistics - 4.9%
Air Freight & Logistics - 4.9%
FedEx Corp.	85,400	20,504,540
Building Products - 10.2%
Building Products - 10.2%
Carlisle Companies, Inc.	19,024	4,833,808
Johnson Controls International PLC	205,157	10,056,796
Simpson Manufacturing Co. Ltd.	69,979	9,319,803
The AZEK Co., Inc. (a)	174,300	4,566,660
Trane Technologies PLC	71,100	13,531,041
		42,308,108
Commercial Services & Supplies - 4.2%
Environmental & Facilities Services - 4.2%
GFL Environmental, Inc. (b)	248,014	7,147,763
Republic Services, Inc.	69,754	10,357,771
		17,505,534
Construction & Engineering - 5.0%
Construction & Engineering - 5.0%
AECOM	76,758	5,875,825
Quanta Services, Inc.	39,700	6,634,664
Willscot Mobile Mini Holdings (a)	209,700	8,264,277
		20,774,766
Construction Materials - 1.8%
Construction Materials - 1.8%
Eagle Materials, Inc.	49,400	7,603,154
Electrical Equipment - 8.1%
Electrical Components & Equipment - 8.1%
AMETEK, Inc.	54,134	7,620,443
Eaton Corp. PLC	64,416	13,392,731
Regal Rexnord Corp.	99,005	11,723,182
Vertiv Holdings Co.	26,100	1,024,947
		33,761,303
Ground Transportation - 17.0%
Cargo Ground Transportation - 7.6%
Knight-Swift Transportation Holdings, Inc. Class A	260,900	12,755,401
Saia, Inc. (a)	35,400	12,690,546
XPO, Inc. (a)	81,400	6,170,934
		31,616,881
Passenger Ground Transportation - 2.5%
Uber Technologies, Inc. (a)	236,800	10,248,704
Rail Transportation - 6.9%
CSX Corp.	70,483	2,103,918
Union Pacific Corp.	128,600	26,698,648
		28,802,566
TOTAL GROUND TRANSPORTATION		70,668,151
Industrial Conglomerates - 6.2%
Industrial Conglomerates - 6.2%
General Electric Co.	237,137	25,760,192
Machinery - 23.0%
Construction Machinery & Heavy Transportation Equipment - 1.8%
Caterpillar, Inc.	32,800	7,414,440
Industrial Machinery & Supplies & Components - 21.2%
Chart Industries, Inc. (a)(b)	73,900	8,589,397
Dover Corp.	105,400	13,696,730
Fortive Corp.	229,575	14,986,656
Ingersoll Rand, Inc.	319,343	19,377,733
ITT, Inc.	149,609	13,966,000
Parker Hannifin Corp.	47,713	17,601,803
		88,218,319
TOTAL MACHINERY		95,632,759
Professional Services - 2.8%
Research & Consulting Services - 2.8%
Leidos Holdings, Inc.	116,400	11,537,568
Trading Companies & Distributors - 1.5%
Trading Companies & Distributors - 1.5%
W.W. Grainger, Inc.	8,400	6,130,572
TOTAL COMMON STOCKS (Cost $409,307,493)		414,281,467

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	1,867,948	1,868,321
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	15,216,778	15,218,300
TOTAL MONEY MARKET FUNDS (Cost $17,086,621)		17,086,621

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $426,394,114)	431,368,088
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(15,663,054)
NET ASSETS - 100.0%	415,705,034

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,126,016	26,513,522	26,771,217	25,859	-	-	1,868,321	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	-	32,420,455	17,202,155	1,494	-	-	15,218,300	0.1%
Total	2,126,016	58,933,977	43,973,372	27,353	-	-	17,086,621

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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